Affiliated companies and variable interest entities - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	¥ 2,430,251,000,000	¥ 2,334,642,000,000
Affiliated companies aggregate value	2,513,886,000,000	3,145,940,000,000
Impairment loss on a certain investment in affiliated company accounted for by the equity method	0	0	¥ 0
Dividends from affiliated companies accounted for by the equity method	204,322,000,000	196,403,000,000	¥ 180,326,000,000
Finance receivables	16,928,889,000,000	15,829,924,000,000
Operating leases	6,139,163,000,000	5,934,393,000,000
Maximum exposure to loss related to VIEs	22,001,000,000	446,778,000,000
Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	6,383,788,000,000	6,124,699,000,000
Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Restricted cash	131,804,000,000	146,828,000,000
Secured debt	1,893,073,000,000	1,952,973,000,000
Marketable securities and other securities investments	2,790,679,000,000
Variable Interest Entity, Primary Beneficiary | Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	609,694,000,000	618,787,000,000
Retail Receivables Portfolio Segment | Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Finance receivables	¥ 1,872,564,000,000	¥ 1,964,350,000,000